Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

3	Segment Information

 Revenue

 Geographical analysis of revenue by destination of customer

	2017	2016	2015
	£’000	£’000	£’000

United Kingdom	79	491	-
Turkey	-	-	73
Rest of Europe	70	35	25
United States	6,609	5,850	677
	6,758	6,376	775

In 2017, the Group had three customers, all in the Commercial segment, that each accounted for at least 10% of total revenue (2016: three customers, 2015: one customer in Pipeline R&D):

	2017	2016	2015

Customer A (Pipeline R&D)	-	-	11%
Customer B (Commercial)	20%	20%	-
Customer C (Commercial)	17%	15%	-
Customer D (Commercial)	13%	10%	-

The Group contains two reportable operating segments as follows:

·	Pipeline Research and Development: The Pipeline Research and Development (“Pipeline R&D”) segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms.

·	Commercial: The Commercial segment distributes and sells the Group’s commercial products. Midatech Pharma US, Inc. promotes the Group’s commercial, cancer supportive care products in the US market, in which the Group has exclusive licenses to Soltamox, Oravig and Zuplenz®, an exclusive license to distribute, promote and market Gelclair, and a marketing agreement to co-promote two other products: Ferralet 90 and Aquoral. As and when new products are introduced the Commercial segment will include revenues from the marketing of these commercial products.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1. Segment results represent the result of each segment without the allocation of head office expenses, interest expense, interest income and tax.

No measures of segment assets and segment liabilities are reported to the Group’s Board of Directors in order to assess performance and allocate resources. There is no intersegment activity and all revenue is generated from external customers.

Both the UK and Spanish entities meet the aggregation criteria and have therefore been presented as a single reportable segment under Pipeline R&D. The research and development activities involve the discovery and development of pharmaceutical products in the field of nanomedicine and sustained release technology. The US operating company is engaged in the sale and marketing of cancer supportive care products and is reported under the Commercial segment.

Segmented results for the year ended 31 December 2017

	Pipeline R&D	Commercial	Consolidated
	£’000	£’000	£’000

Revenue	108	6,650	6,758
Grant revenue	840	-	840
Total revenue	948	6,650	7,598

Cost of sales	-	(926)	(926)
Research and development costs	(9,830)	(355)	(10,185)
Distribution costs, sales and marketing	(744)	(7,096)	(7,840)
Administrative costs	(1,685)	(480)	(2,165)
Depreciation	(974)	(9)	(983)
Amortisation	(193)	(1,384)	(1,577)
Impairment	(1,500)	-	(1,500)
Loss from operations	(13,978)	(3,600)	(17,578)
Finance income			415
Finance expense			(166)

Loss before tax			(17,329)

Taxation			1,265
Loss for the year			(16,064)

Segmented results for the year ended 31 December 2016

	Pipeline R&D	Commercial	Consolidated
	£’000	£’000	£’000

Revenue	776	5,600	6,376
Grant revenue	547	-	547
Total revenue	1,323	5,600	6,923

Cost of sales	(9)	(658)	(667)
Research and development costs (reclassified)	(7,786)	(10)	(7,796)
Distribution costs, sales and marketing (reclassified)	(396)	(8,531)	(8,927)
Administrative costs (reclassified)	(2,279)	(2,072)	(4,351)
Depreciation	(762)	(10)	(772)
Amortisation	(193)	(3,390)	(3,583)
Impairment	-	(11,413)	(11,413)
Loss from operations	(10,102)	(20,484)	(30,586)
Finance income			1,337
Finance expense			(73)
Loss before tax			(29,322)

Taxation			9,160
Loss for the year			(20,162)

Segmented results for the year ended 31 December 2015

	Pipeline R&D	Commercial	Unallocated Costs(1)	Consolidated
	£’000	£’000	£’000	£’000

Revenue	273	502	-	775
Grant revenue	600	-	-	600
Total revenue	873	502	-	1,375

Cost of sales	-	(70)	-	(70)
Research and development costs (reclassified)	(8,601)	(109)	-	(8,710)
Distribution costs, sales and marketing (reclassified)	-	(369)		(369)
Administrative costs (reclassified)	(1,151)	(265)	(2,991)	(4,407)
Depreciation	(500)	(1)	-	(501)
Amortisation	(5)	(231)	-	(236)
Loss from operations	(9,384)	(543)	(2,991)	(12,918)
Finance income				1,691
Finance expense				(5)
Loss before tax				(11,232)

Taxation				1,133
Loss for the year				(10,099)

(1) There were no unallocated costs in 2017 or 2016. Unallocated costs in 2015 represent fees associated with the acquisitions of Midatech Pharma US, Inc. and Zuplenz® in 2015.

Non-current assets by location of assets

	2017	2016	2015
	£’000	£’000	£’000

Spain	2,154	2,125	1,433
United Kingdom	15,331	16,489	14,019
United States	13,156	15,772	28,258
	30,641	34,386	43,710

All material additions to non-current assets in 2017, 2016 and 2015 were in the Pipeline R&D segment.